Schedule of Income Tax Expense (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense
Current taxes					$ 347,691	$ 109,878
Deferred tax expense (benefit)					(34,270)
Income tax expense	$ 49,094		$ 49,094		$ 313,421	$ 109,878